Long-term debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt	$ 30,854	$ 31,257
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum	0.75%	0.50%
Debt, interest rate, maximum	6.47%	6.47%
Debt, maturity date, beginning	2025
Debt, maturity date, end	2035
Long-term debt	$ 28,006	$ 28,886
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum	4.94%	5.39%
Debt, interest rate, maximum	5.32%	6.00%
Debt, maturity date, beginning	2025
Debt, maturity date, end	2038
Long-term debt	$ 1,226	$ 1,226
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum	3.00%	3.00%
Debt, interest rate, maximum	5.61%	3.30%
Debt, maturity date, beginning	2028
Debt, maturity date, end	2039
Long-term debt	$ 1,622	$ 1,145